Reinsurance - Business Divestitures Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) reinsurer	Dec. 31, 2015 USD ($)
Reinsurance Recoverables
Reinsurance recoverables	$ 388,873	$ 260,281
Minimum
Reinsurance Recoverables
Number of reinsurer insolvency for making company responsible for administering reinsurance business | reinsurer	1
Sun Life
Reinsurance Recoverables
Reinsurance recoverables	$ 54,376
The Hartford
Reinsurance Recoverables
Reinsurance recoverables	5,627	5,050
John Hancock
Reinsurance Recoverables
Reinsurance recoverables	$ 327,501	$ 248,591